Liabilities Subject to Compromise - Schedule of Aggregate Amount of Fixed Rate Notes (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Fixed Rate Notes	R$ 9,037,741
5.625% senior notes due 2021 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,427,000	R$ 2,427,000	R$ 2,427,000
5.75% senior notes due 2022 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	4,945,000	4,945,000	4,945,000
6.25% notes due 2016 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	908,000	908,000	908,000
4.375% notes due 2017 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	1,487,000	1,487,000	1,487,000
5.242% notes due 2017 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	989,000	989,000	989,000
5.875% notes due 2018 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,902,000	2,902,000	2,902,000
5.00% notes due 2019 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,962,000	2,962,000	2,962,000
4.625% notes due 2020 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	3,851,000	3,851,000	3,851,000
4.5% notes due 2025 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	1,916,000	1,916,000	1,916,000
New Notes [Member] | 9.75% senior notes due 2016 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	1,083,000	1,083,000	1,083,000
New Notes [Member] | 5.125% senior notes due 2017 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	2,273,000	2,273,000	2,273,000
New Notes [Member] | 9.500% senior notes due 2019 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	474,000	474,000	474,000
New Notes [Member] | 5.500% senior notes due 2020 [Member]
Debt Instrument [Line Items]
Fixed Rate Notes	R$ 6,099,000	R$ 6,099,000	R$ 6,099,000